UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-03196

                             Cash Reserve Fund, Inc.
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period: 6/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Reserve Fund - Tax-Free Series
Investment Portfolio as of June 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                                             Amount ($)   Value ($)
                                                                                     ------------------------------

Municipal Bonds and Notes 103.2%
Alabama 2.9%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue,
Heatherbrooke Project, Series C, 2.4%*, 6/15/2026                                     8,200,000          8,200,000
Alabama, Housing Finance Authority, Multi-Family Housing Revenue,
Rime Village Hoover Project, Series A, 2.4%*, 6/15/2026                               7,500,000          7,500,000
Alabama, Municipal Securities Trust Certificates,
Series 2005-9060, Series A, 144A, 2.33%*, 3/10/2011 (b)                               9,055,000          9,055,000
                                                                                                       -----------
                                                                                                        24,755,000

Alaska 0.3%
Anchorage, AL, Core City, General Obligation,
Series II-R,144A, 1.7%*, 6/1/2019 (b)                                                 2,950,000          2,950,000
                                                                                                       -----------
Arizona 0.2%
Apache County, AR, Industrial Development Authority, Series 83A,
2.23%*, 12/15/2018, Credit Suisse First Boston (a)                                    2,100,000          2,100,000
                                                                                                       -----------
California 3.8%
California, Municipal Securities Trust Certificates, Series 9041,
144A, 2.28%*, 7/21/2010, Bear Stearns Capital Markets (a)(b)                          3,000,000          3,000,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006           6,500,000          6,588,660
California, State Department of Water Resources, Center Valley
Project Revenue, Series B-32, 144A, 2.31%*, 12/1/2025 (b)                               990,000            990,000
California, State Economic Recovery, Series C-15, 2.29%*, 7/1/2023 (b)                  900,000            900,000
California, State General Obligation, Series PT-1555, 144A,
2.3%*, 10/1/2010 (b)                                                                  7,960,000          7,960,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street
Improvement Project, 2.3%*, 10/1/2023, Bank of America NA (a)                         1,225,000          1,225,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes,
Series A, 4.0%, 6/30/2006                                                             9,000,000          9,127,710
Los Angeles, CA, Unified School District, 144A, 2.27%*, 1/1/2028 (b)                    700,000            700,000
Sacramento, CA, Housing Authority, Multi-Family Revenue, Freemont
Mews Apartments, Series D, AMT, 2.31%*, 11/1/2038, Wachovia Bank NA (a)               1,300,000          1,300,000
Santa Clara, CA, Electric Revenue, Series B, 2.2%*, 7/1/2010 (b)                        625,000            625,000
                                                                                                       -----------
                                                                                                        32,416,370

Colorado 2.1%
Colorado, Educational & Cultural Facilities Authority Revenue,
National Jewish Federal Bond Program,
Series A1, 2.29%*, 9/1/2033, Bank of America NA (a)                                   1,295,000          1,295,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project,
2.29%*, 6/1/2021, Bank One NA (a)                                                     5,960,000          5,960,000
Colorado, State Education Loan Program, Series L48J-D, 144A, 2.43%*, 8/9/2005         7,100,000          7,100,000
Colorado, Transportation/Tolls Revenue, Transportation Department,
144A, 2.32%*, 12/15/2016 (b)                                                          3,310,000          3,310,000
                                                                                                       -----------
                                                                                                        17,665,000

District of Columbia 0.5%
District of Columbia, The Washington Home, Inc., Revenue,
2.29%*, 8/1/2029, Wachovia Bank NA (a)                                                3,860,000          3,860,000
                                                                                                       -----------
Florida 10.2%
Alachua County, FL, Health Facilities Authority Revenue, Shands
Teaching Hospital, Series A, 2.28%*, 12/1/2012, SunTrust Bank (a)                     2,040,000          2,040,000
Brevard County, FL, Health Facilties Authority Revenue, Health First, Inc.
Project, 2.28%*, 8/1/2014, SunTrust Bank (a)                                          1,665,000          1,665,000
Charlotte County, FL, Utility Revenue, Series B, 2.3%*, 10/1/2021 (b)                 9,650,000          9,650,000
Florida, Board of Education, Lottery Revenue,
Series PT-1952, 144A, 1.7%*, 1/1/2009 (b)                                            10,400,000         10,400,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park,
Series J-1, 2.28%*, 10/15/2032                                                        2,180,000          2,180,000
Florida, Transportation/Tolls Revenue, Turnpike Authority,
Series R-4041, 144A, 2.32%*, 7/1/2020 (b)                                            13,150,000         13,150,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A,
2.29%*, 3/31/2021, Bank of America NA (a)                                             4,540,000          4,540,000
Highlands County, FL, Health Facilities Authority Revenue,
Adventist Health Systems, Series B, 2.32%*, 11/15/2009, SunTrust Bank (a)            19,120,000         19,120,000
Jacksonville, FL, Electric Authority Revenue, 2.6%, 9/7/2005                          4,000,000          4,000,000
Lee County, FL, Airport Revenue, AMT, Series 811-X,
144A, 2.36%*, 10/1/2029 (b)                                                             350,000            350,000
Miami-Dade County, FL, School Board Certificates of Partnership,
Series R-4022, 144A, 2.32%*, 8/1/2021 (b)                                             3,300,000          3,300,000
Orange County, FL, Health Facilities Authority Revenue,
Presbyterian Retirement Project, 2.35%*, 11/1/2028, Bank of America NA (a)              360,000            360,000
Pasco County, FL, School Board Certificates of Participation,
2.28%*, 8/1/2026 (b)                                                                    600,000            600,000
Pinellas County, FL, Health Facilities Authority Revenue,
Hospital Facilities, Bayfront Projects, 2.28%*, 7/1/2034, SunTrust Bank (a)           1,450,000          1,450,000
Pinellas County, FL, Health Facilities Authority Revenue,
Pooled Hospital Loan Program, 2.35%*, 12/1/2015 (b)                                   4,025,000          4,025,000
Reedy Creek, FL, Improvement District Florida Utilities Revenue,
Series 986, 144A, 2.31%*, 10/1/2012 (b)                                                 850,000            850,000
Sarasota County, FL, Health Facility Authority Revenue,
Jewish Housing, Series A, 2.29%*, 7/1/2035, Bank of America NA (a)                    5,000,000          5,000,000
Seminole County, FL, Industrial Development Authority Revenue,
Masters Academy Project, 2.32%*, 11/1/2034, Allied Irish Bank PLC (a)                 4,150,000          4,150,000
                                                                                                       -----------
                                                                                                        86,830,000

Georgia 6.3%
Atlanta, GA, Airport Revenue, Series C-1, 2.3%*, 1/1/2030 (b)                         1,000,000          1,000,000
Burke County, GA, Development Authority Revenue, Pollution Control,
Oglethorpe Power Corp., 2.7%, 7/5/2005                                                7,500,000          7,500,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue,
Post Mill Project, 2.29%*, 6/1/2025                                                  11,380,000         11,380,000
Columbus, GA, Housing Authority Revenue, Columbus State
University Foundation, 2.29%*, 11/1/2017, SunTrust Bank (a)                           3,950,000          3,950,000
De Kalb County, GA, Housing Authority, Multi-Family Housing
Revenue, Post Asford Project, 2.29%*, 6/1/2025                                        8,895,000          8,895,000
Fayette County, GA, Development Authority Educational Facilities Revenue,
Catholic School Properties, Inc., Project, 2.29%*, 4/1/2024, Wachovia Bank (a)        3,500,000          3,500,000
Fulco, GA, Hospital Authority Revenue, Piedmont Hospital
Project, 2.28%*, 3/1/2024, SunTrust Bank (a)                                          2,605,000          2,605,000
Fulton County, GA, Development Authority Revenue, Donnellan
School Project, 2.29%*, 7/1/2020, Wachovia Bank NA (a)                                1,850,000          1,850,000
Fulton County, GA, Development Authority Revenue, Shepherd
Center, Inc. Project, 2.29%*, 9/1/2035, SunTrust Bank (a)                             3,700,000          3,700,000
Macon-Bibb County, GA, Hospital Authority Revenue,
Anticipation Certificates, Medical Center of Central Georgia:
2.29%*, 8/1/2018, SunTrust Bank (a)                                                   2,485,000          2,485,000
2.29%*, 12/1/2018, SunTrust Bank (a)                                                  5,225,000          5,225,000
Roswell, GA, Housing Authority, Multi-Family Revenue,
Post Canyon Project, 2.29%*, 6/1/2025                                                 1,800,000          1,800,000
                                                                                                       -----------
                                                                                                        53,890,000

Hawaii 2.8%
Hawaii, General Obligation:
Series R-4545, 144A, 2.32%*, 8/1/2020 (b)                                             5,195,000          5,195,000
Series R-4553, 144A, 2.32%*, 5/1/2023 (b)                                             8,995,000          8,995,000
Hawaii, State Department of Budget & Finance, Special Purpose Reveneu,
Kahala Nui Project, Series D, 2.29%*, 11/15/2033, LaSalle Bank NA (a)                 6,685,000          6,685,000
Honolulu, HI, City & County, General Obligation, 2.5%, 8/16/2005                      3,000,000          3,000,000
                                                                                                       -----------
                                                                                                        23,875,000

Idaho 1.1%
Idaho, State Tax Anticipation Notes, 4.0%, 6/30/2006                                  9,500,000          9,625,495
                                                                                                       -----------
Illinois 8.3%
Chicago, IL, General Obligation:
Series 04-1, 144A, 2.32%*, 1/1/2012 (b)                                               5,025,000          5,025,000
Series A, 144A, 2.32%*, 1/1/2042 (b)                                                  2,690,000          2,690,000
Du Page County, IL, Benedictine University Building Project,
2.31%*, 7/1/2024, LaSalle Bank NA (a)                                                18,770,000         18,770,000
Illinois, Development Finance Authority Revenue, Chicago Symphony
Project, 2.34%*, 12/1/2033, Bank One NA (a)                                           8,500,000          8,500,000
Illinois, Educational Facilities Authority Revenue:
1.9%, 7/6/2005                                                                        5,000,000          5,000,000
2.1%*, 7/11/2005                                                                      7,000,000          7,000,000
Illinois, Finance Authority Revenue, North Park University
Project, 2.28%*, 7/1/2035, JPMorgan Chase Bank (a)                                    5,000,000          5,000,000
Illinois, Finance Authority Revenue, Northwestern Memorial
Hospital, Series B-2, 2.23%*, 8/15/2038                                               2,000,000          2,000,000
Illinois, Health Facilities Authority Revenue, Northwestern
Memorial Hospital, Series C, 2.3%*, 8/15/2032                                         1,000,000          1,000,000
Illinois, Health Facilities Authority Revenue,
The Carle Foundation, Series B, 2.28%*, 7/1/2028 (b)                                  5,300,000          5,300,000
Lake County, IL, Warren Township High School District No.
121 Gurnee, Series R-2157, 144A, 2.32%*, 3/1/2024 (b)                                10,545,000         10,545,000
                                                                                                       -----------
                                                                                                        70,830,000

Indiana 3.5%
ABN AMRO Munitops, Certificates Trust:
Series 2003-32, 144A, 2.33%*, 1/15/2012 (b)                                          18,000,000         18,000,000
Series 2005-7, 144A, 2.34%*, 7/10/2013 (b)                                            8,000,000          8,000,000
Indiana, Municipal Power Agency, Power Supplies System Revenue,
Series A, 2.28%*, 1/1/2018, Toronto-Dominion Bank (a)                                 1,200,000          1,200,000
Indiana, Transportation/Tolls Revenue,
Series R-4528, 144A, 2.32%*, 6/1/2018 (b)                                             2,975,000          2,975,000
                                                                                                       -----------
                                                                                                        30,175,000

Iowa 0.9%
Iowa, Finance Authority Hospital Facilities Revenue,
Iowa Health Systems:
Series B, 2.28%*, 7/1/2020 (b)                                                        4,625,000          4,625,000
Series B, 2.28%*, 7/1/2015 (b)                                                        1,300,000          1,300,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood
Center, 2.3%*, 2/1/2023, Wells Fargo Bank NA (a)                                      2,100,000          2,100,000
                                                                                                       -----------
                                                                                                         8,025,000

Kansas 2.0%
Kansas, State Development Finance Authority Hospital
Revenue, Adventist Health, Sunbelt:
Series C, 2.32%*, 11/15/2030, SunTrust Bank (a)                                       5,000,000          5,000,000
Series C, 2.32%*, 11/15/2034, SunTrust Bank (a)                                      12,500,000         12,500,000
                                                                                                       -----------
                                                                                                        17,500,000

Kentucky 3.1%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas &
Electric Co., Series A, 2.85%*, 8/1/2013, Credit Lyonnais (a)                         6,300,000          6,300,000
Fayette County, KY, School District Finance Corp.,
School Building Revenue, Series PT-2728, 144A, 2.31%*, 4/1/2025 (b)                  10,030,000         10,030,000
Kentucky, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/28/2006                 6,500,000          6,583,460
Pendleton, KY, County Lease, 2.85%, 8/5/2005                                          4,000,000          4,000,000
                                                                                                       -----------
                                                                                                        26,913,460

Maryland 1.5%
Montgomery County, MD, Economic Development Revenue,
Howard Hughes Medical Facility, Series A, 2.32%*, 10/15/2020                         12,500,000         12,500,000
                                                                                                       -----------
Massachusetts 0.9%
Massachusetts, State General Obligation,
Series 05-7, 144A, 2.3%*, 8/1/2023 (b)                                                7,590,000          7,590,000
                                                                                                       -----------
Michigan 4.0%
ABN AMRO, Munitops Certificates Trust,
Series 2003-3, 144A, 2.32%*, 1/1/2011 (b)                                            10,740,000         10,740,000
Detroit, MI, Sewer Disposal Revenue,
Series B, 2.25%*, 7/1/2033 (b)                                                           20,000             20,000
Flushing, MI, General Obligation, Community Schools,
Series R-4517, 144A, 2.32%*, 5/1/2023                                                 5,095,000          5,095,000
Garden City, MI, Hospital Revenue, Series A,
2.33%*, 9/1/2026, First of America Bank (a)                                             850,000            850,000
Holt, MI, General Obligation, Public Schools, 2.2%*, 5/1/2030                           200,000            200,000
Michigan, Certificate of Participation,
Series 530, 144A, 2.31%*, 9/1/2011 (b)                                                4,975,000          4,975,000
Michigan, Oakland University Revenue, 2.4%*, 3/1/2031 (b)                               150,000            150,000
Michigan, State Hospital Finance Authority Revenue, Crittenton Hospital
Medical Center, Series B, 2.3%*, 3/1/2014, Comerica Bank (a)                            720,000            720,000
Michigan, State Hospital Finance Authority Revenue, Hospital Equipment
Loan Program, Series A, 2.28%*, 12/1/2023, National City Bank (a)                     1,250,000          1,250,000
Michigan, State University Revenues, 2.22%*, 2/15/2034                               10,000,000         10,000,000
                                                                                                       -----------
                                                                                                        34,000,000

Nevada 1.0%
Las Vegas Valley, NV, Water District,
Series B-10, 144A, 2.32%*, 6/1/2024 (b)                                               8,795,000          8,795,000
                                                                                                       -----------
New Jersey 3.0%
New Jersey, State Transportation Trust Fund Authority:
Series PT-2488, 144A, 2.31%*, 12/15/2017 (b)                                         19,370,000         19,370,000
Series PT-2494, 144A, 2.31%*, 12/15/2023 (b)                                          4,850,000          4,850,000
Salem County, NJ, Industrial Pollution Control, Financing Authority
Revenue, E.I. Du Pont de Nemours and Co., 2.8%*, 3/1/2012                             1,100,000          1,100,000
                                                                                                       -----------
                                                                                                        25,320,000

New Mexico 1.1%
Albuquerque, NM, Airport Facilities Revenue,
Series A, 2.4%*, 7/1/2020 (b)                                                         5,200,000          5,200,000
Farmington, NM, Hospital Revenue, San Juan Regional Medical
Center Project, Series B, 2.31%*, 6/1/2028, Bank of Nova Scotia (a)                   4,500,000          4,500,000
                                                                                                       -----------
                                                                                                         9,700,000

New York 4.4%
Long Island, NY, Power Authority, Electric System Revenue,
2.68%, 8/5/2005                                                                      11,500,000         11,500,000
New York, State Dormitory Authority Revenue,
Cornell University, Series B, 2.26%*, 7/1/2025                                        3,000,000          3,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue,
Lycee Francais de New York Project, Series B, 2.25%*, 6/1/2032,
JPMorgan Chase Bank (a)                                                               1,000,000          1,000,000
New York City, NY, Municipal Water Finance Authority, Water &
Sewer System Revenue, Series 2004-2, 144A, 2.31%*, 6/15/2012 (b)                      2,645,000          2,645,000
New York City, NY, Transitional Finance Authority Revenue,
Series A, 2.35%*, 2/15/2030                                                          15,000,000         15,000,000
New York City, NY, Transitional Finance Authority
Revenue, NYC Recovery, Series 1, 2.23%*, 11/1/2022                                      250,000            250,000
New York, NY, General Obligation,
Series R-4066, 144A, 2.31%*, 11/1/2015 (b)                                            2,895,000          2,895,000
Port Authority of New York and New Jersey, Series A, 2.37%, 7/11/2005                 1,010,000          1,010,000
                                                                                                       -----------
                                                                                                        37,300,000

Ohio 4.9%
Akron, OH, Hospital Revenue District, Health Care Facilities
Summer Project, 2.32%*, 12/1/2032, KBC Bank NV (a)                                    6,875,000          6,875,000
Franklin County, OH, Senior Care Revenue,
Hospital Revenue, Sereis II-R-55, 144A, 2.31%*, 6/1/2017                             11,880,000         11,880,000
Huron County, OH, Hospital Facilities
Revenue, Fisher-Titus Medical Center:
Series A, 2.27%*, 12/1/2027, National City Bank (a)                                  16,400,000         16,400,000
Series A, 2.27%*, 12/4/2027, National City Bank (a)                                   1,600,000          1,600,000
Ohio, State Higher Educational Facility Revenue, Cleveland
Institution Music Project, 2.33%*, 5/1/2030, National City Bank (a)                   5,000,000          5,000,000
                                                                                                       -----------
                                                                                                        41,755,000

Oklahoma 2.1%
Payne County, OK, Economic Development Authority,
Student Housing Revenue, OSUF Phase III Project:
2.31%*, 6/1/2032 (b)                                                                  5,460,000          5,460,000
2.31%*, 7/1/2032 (b)                                                                 12,710,000         12,710,000
                                                                                                       -----------
                                                                                                        18,170,000

Oregon 1.6%
Portland, OR, Industrial Development Revenue, 2.32%*, 4/1/2035 (b)                    4,500,000          4,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor,
Inc. Project, 2.33%*, 5/1/2034, Bank of America NA (a)                                9,420,000          9,420,000
                                                                                                       -----------
                                                                                                        13,920,000

Pennsylvania 0.6%
Allegheny County, PA, Hospital Development Authority
Revenue, UPMC Senior Living Corp., 2.28%*, 7/15/2028                                  3,895,000          3,895,000
Delaware River, PA, Port Authority of Pennsylvania & New Jersey
Revenue, Floater Certificates, Series 396, 144A, 2.3%*, 1/1/2019 (b)                    250,000            250,000
Pennsylvania, PA, State School District Revenue Lease,
Public School Building Authority, Series A42, 144A, 1.8%*, 6/1/2028 (b)               1,300,000          1,300,000
                                                                                                       -----------
                                                                                                         5,445,000

South Carolina 2.4%
South Carolina, Project Revenue, Economic Development Authority,
Sisters of Charity Hospitals, 2.33%*, 11/1/2032, Wachovia Bank NA (a)                11,800,000         11,800,000
South Carolina, Public Service Authority, 2.62%, 9/7/2005                             8,724,000          8,724,000
                                                                                                       -----------
                                                                                                        20,524,000

Tennessee 4.5%
Chattanooga, TN, Health Educational & Housing Facility Board
Revenue, Catholic Health, Series C, 2.25%*, 5/1/2039                                 20,000,000         20,000,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing:
2.28%*, 1/1/2033, Bank of America NA (a)                                              1,500,000          1,500,000
2.28%*, 7/1/2034, Bank of America NA (a)                                              9,555,000          9,555,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing
Program, 2.28%*, 7/1/2031, Bank of America NA (a)                                     5,300,000          5,300,000
Memphis, TN, General Obligation, Series A, 2.38%*, 8/1/2007                           2,380,000          2,380,000
                                                                                                       -----------
                                                                                                        38,735,000

Texas 18.8%
Bexar County, TX, Health Facilities Development Corp. Revenue,
Air Force Village, 2.29%*, 8/15/2030, Bank of America NA (a)                          5,600,000          5,600,000
Brownsville, TX, Utility System Revenue, Series B, 2.45%*, 9/1/2025 (b)              10,000,000         10,000,000
Corpus Christi, TX, Utility Systems Revenue,
Series PT-1816, 144A, 2.33%*, 7/15/2010 (b)                                           3,925,000          3,925,000
Harris County, TX, General Obligation, Series B, 2.56%, 8/11/2005                    10,000,000         10,000,000
Harris County, TX, Health Facilities Development Corp. Revenue,
Special Facilities, Texas Medical Center Project, 2.3%*, 9/1/2031 (b)                 1,200,000          1,200,000
Harris County, TX, Industrial Development Corp. Revenue,
Baytank Housing, Inc. Project, 2.32%*, 2/1/2020, Danske Bank A/S (a)                  1,500,000          1,500,000
Houston, TX, Airport System Revenue, Series SG-161,
144A, 2.32%*, 7/1/2032 (b)                                                           10,000,000         10,000,000
Houston, TX, Utility Systems Revenue, 2.6%*, 10/5/2005                                5,000,000          5,000,000
Houston, TX, Water & Sewer System Revenue, Municipal
Trust Receipts, Series SG-120, 144A, 2.31%*, 12/1/2023                                4,900,000          4,900,000
Humble, TX, Independent School District,
School Building, 2.3%*, 6/15/2023                                                       970,000            970,000
San Antonio, TX, Water Supply System, 2.6%, 9/12/2005                                 6,450,000          6,450,000
Texas, A & M University Revenues, Series 945, 144A, 2.32%*, 5/15/2013                 4,000,000          4,000,000
Texas, Lower Colorado River Authority:
2.5%, 8/5/2005                                                                       13,000,000         13,000,000
144A, 2.7%, 10/5/2005                                                                10,000,000         10,000,000
Texas, State General Obligation, Series R-4020, 144A, 2.32%*, 10/1/2022               2,355,000          2,355,000
Texas, State Revenue Lease, Trust Certificates,
Series 9056, 144A, 2.33%*, 7/21/2010 (b)                                             10,990,000         10,990,000
Texas, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005                             41,700,000         41,774,863
Texas, University of Texas Revenue:
Series B-14, 144A, 2.32%*, 8/15/2022                                                  6,680,000          6,680,000
2.62%*, 9/7/2005                                                                     12,500,000         12,500,000
                                                                                                       -----------
                                                                                                       160,844,863

Utah 1.5%
Murray City, UT, Hospital Revenue, IHC
Health Services, Inc., Series D, 2.23%*, 5/15/2036                                   11,640,000         11,640,000
Salt Lake County, UT, Pollution Control Revenue,
Service Station Holdings Project, Series B, 2.29%*, 8/1/2007                            800,000            800,000
                                                                                                       -----------
                                                                                                        12,440,000

Virginia 0.2%
Spotsylvania County, VA, Industrial Development Authority
Revenue, 2.34%*, 4/1/2023, Wachovia Bank NA (a)                                       1,500,000          1,500,000
                                                                                                       -----------
Washington 2.3%
Port Tacoma, WA, State General Obligation,
Core City, Series R-4036, 144A, 2.32%*, 12/1/2025 (b)                                 5,350,000          5,350,000
Washington, Municipal Securities Trust Certificates,
Series 9058, 144A, 2.33%*, 9/23/2010 (b)                                              9,990,000          9,990,000
Washington, State General Obligation,
Series 744, 144A, 2.32%*, 1/1/2013 (b)                                                3,995,000          3,995,000
                                                                                                       -----------
                                                                                                        19,335,000

Wisconsin 0.4%
Milwaukee, WI, Water & Sewer Revenue, 144A, 2.32%*, 6/1/2022 (b)                       3,600,000         3,600,000
                                                                                                       -----------

                                                                                       % of
                                                                                        Net Assets      Value ($)
                                                                                        ----------      ---------

Total Investment Portfolio  (Cost $882,884,188)                                           103.2        882,884,188
Other Assets and Liabilities, Net                                                          -3.2        -27,254,288
                                                                                                       ------------
Net Assets                                                                                100.0        855,629,900
                                                                                                       ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2005.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

                                                   As a % of Total
Insurance Converage                               Investment Portfolio
---------------------------------------------------------------------
Ambac Financial Group                               11.3
---------------------------------------------------------------------
Financial Guaranty Insurance Company                 6.9
---------------------------------------------------------------------
Financial Security Assurance Inc.                    9.5
---------------------------------------------------------------------
MBIA Corporation                                     7.0
---------------------------------------------------------------------

AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:               Tax-Free Series, a series of Cash Reserve Fund, Inc.


By:                       /s/ Julian Sluyters
                          Julian Sluyters
                          Chief Executive Officer

Date:                     August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:               Tax-Free Series, a series of Cash Reserve Fund, Inc.


By:                       /s/ Julian Sluyters
                          Julian Sluyters
                          Chief Executive Officer

Date:                     August 24, 2005



By:                       /s/ Paul Schubert
                          Paul Schubert
                          Chief Financial Officer

Date:                     August 24, 2005